Stockholders’ Equity (Details) - Schedule of common stock activity	3 Months Ended
Mar. 31, 2021 shares
Schedule of common stock activity [Abstract]
Balance, December 31, 2020	786,700
Shares issued due to conversion of Notes.	62,464
Shares issued for services	7,383
Roundup shares due to reverse split.	2,849
Balance, March 31, 2021	859,395